Fair Value Measurements	12 Months Ended
Mar. 31, 2015
Fair Value Measurements

15.    Fair Value Measurements:

The inputs to valuation techniques used to measure fair value are required to be categorized by fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2—Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3—Inputs are unobservable inputs for the asset or liability.

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2015 are as follows:

	2014
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥126,422	¥126,419	¥3	¥—
Foreign equity securities	136,171	136,171	—	—
Domestic debt securities	27,745	212	24,821	2,712
Foreign debt securities	29,244	10	29,234	—
Derivatives:
Forward exchange contracts	1,048	—	1,048	—
Interest rate swap agreements	664	—	664	—
Currency swap agreements	34,805	—	34,805	—
Currency option agreements	290	—	290	—

Liabilities
Derivatives:
Forward exchange contracts	522	—	522	—
Interest rate swap agreements	2,043	—	2,043	—
Currency swap agreements	571	—	571	—
Currency option agreements	¥85	¥—	¥85	¥—

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

	2015
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)
	Millions of yen
Assets
Available-for-sale securities:
Domestic equity securities	¥227,001	¥227,001	¥—	¥—
Foreign equity securities	158,321	158,321	—	—
Domestic debt securities	29,204	202	28,716	286
Foreign debt securities	40,413	11	40,402	—
Derivatives:
Forward exchange contracts	2,537	—	2,537	—
Interest rate swap agreements	1	—	1	—
Currency swap agreements	76,638	—	76,638	—
Currency option agreements	474	—	474	—
Forward contracts	—	—	—	—

Liabilities
Derivatives:
Forward exchange contracts	753	—	753	—
Interest rate swap agreements	3,327	—	3,327	—
Currency swap agreements	777	—	777	—
Currency option agreements	80	—	80	—
Forward contracts	¥145	¥—	¥145	¥—

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

There were no transfers between Level 1 and Level 2.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

Available-for-sale securities—

Available-for-sale securities comprise marketable equity securities and debt securities, and financial instruments classified as available-for-sale securities. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. In cases in which fair value is measured by inputs derived from unobservable data, it is classified as Level 3.

Derivatives—

Derivatives comprise forward exchange contracts, interest rate swap agreements, currency swap agreements currency option agreements, and forward contracts. Fair value of derivatives is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Assets and liabilities measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2014 and 2015 are as follows:

	2014
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥2,888	¥—	¥—	¥2,888	¥651
Investments in affiliated companies	44,968	—	—	44,968	51,279
Cost method investments	128	—	—	128	2,108
Long-lived assets	9,135	—	—	9,135	5,738

	2015
	Fair value measurements using
	Total	Level 1(*1)	Level 2(*2)	Level 3(*3)	Impairment losses (before tax)
	Millions of yen
Assets
Real estate	¥7,999	¥—	¥—	¥7,999	¥1,187
Cost method investments	116	—	—	116	2,016
Goodwill	2,136	—	—	2,136	3,464
Long-lived assets	3,518	—	107	3,411	38,739

(*1)	Quoted prices for identical assets or liabilities in active markets
(*2)	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
(*3)	Unobservable inputs

Real estate—

If a decline in value or an increase in estimated costs of completion of real estate held for resale included in inventories causes inventory cost to be unrecoverable, the real estate is written down to its fair value. In measuring the fair value of such inventories, fair value is measured by using various evaluation models based on inputs that are unobservable in the market, such as a salable price based on a real-estate appraisal, which is classified as Level 3.

Real estate in the table above includes that transferred from inventories to property, plant and equipment as a result of a change in use or sold to others after measuring fair value.

Investments in affiliated companies

The fair value of investments in affiliated companies that are impaired as a result of an other than temporary decline in value are measured at fair value based on the discounted cash flow method using unobservable inputs, which resulted in a classification of such investments as Level 3 investments. The discount rates for the fiscal years ended March 31, 2014 used for the weighted average cost of capital amounted to 12.6%.

Cost method investments—

If a decline in value of cost method investments is evaluated as other than temporary, the investment is written down to its fair value. In measuring the fair value of such investments, if active market prices of similar assets are available, fair value is measured by quoted prices for similar assets, which is classified as Level 2. If active market prices of similar assets are not available, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified as Level 3.

Goodwill—

The fair value of the reporting units is determined by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projections, which are classified as Level 3. For the fiscal year ended March 31, 2013, the weighted average cost of capital and the permanent growth rate amounted to 11.0% and 3.0%, respectively. For segment information related to goodwill impairments, see note 9.

Long-lived assets—

If the carrying amount of a long-lived asset is evaluated to be unrecoverable, the long-lived asset is written down to its fair value. In measuring fair value of such long-lived assets for the fiscal year ended March 31, 2014, fair value is measured by using various evaluation models based on inputs that are unobservable in the market such as discounted cash flow projection, which is classified as Level 3. The discount rate for the fiscal years ended March 31, 2014 used for the weighted average cost of capital amounted to mainly 5.0%. In measuring fair value of such long-lived assets for the fiscal year ended March 31, 2015, fair value is mainly measured by using observable market prices of similar assets, which is classified as level 2.